Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Nationwide WCM Focused Small Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Nationwide WCM Focused Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Nationwide WCM Focused Small Cap Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 90 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 99 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.26%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in stocks of U.S. small-cap companies that the subadviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies whose capitalization is within the range of the market capitalization of the companies in the Russell 2000® Index. The subadviser makes market capitalization determinations with respect to a security at the time of purchase of such security. In addition to holdings in primarily U.S. small-cap equity securities, the Fund may invest up to 20% of its net assets in foreign securities. Some of the stocks in which the Fund invests may be considered to be “value” stocks, in that they may trade at what the subadviser believes to be a discount to intrinsic value.The subadviser uses an actively managed bottom-up stock selection process for choosing securities across the small-cap equity market universe. The subadviser selects securities using a process that seeks to identify companies that have all three of the following attributes: durable competitive advantages, stakeholder-friendly management, and trade at a discount to intrinsic value. The portfolio is constructed using the subadviser’s best ideas that are generated through multiple sources, including management discussions, industry knowledge and prior research. The subadviser’s goal is to uncover companies with sustained high return on invested capital, consistent growth in free cash flow and stable to growing market share. The subadviser assigns the highest portfolio security weights to companies in which the subadviser has the highest level of conviction. The subadviser is not constrained by the sector weights in the benchmark.Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers. The subadviser may sell a security as it reaches the subadviser’s estimate of the company’s value; if relative fundamentals deteriorate; or if alternative investments become sufficiently more attractive.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:Equity securities risk– stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.Market risk– the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.Selection risk– selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.Limited portfolio holdings risk– because the Fund may hold large positions in a smaller number of securities an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return. Funds that invest in a relatively small number of securities may be subject to greater volatility than a more diversified investment.Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has adopted the historical performance of the HighMark Small Cap Core Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. The table also compares the Fund's average annual total returns to a secondary benchmark index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-848-0920
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nationwide.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns– Class A Shares<br/>(Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter:23.72%–4Q 2020Lowest Quarter:-34.38%–1Q 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Nationwide WCM Focused Small Cap Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	$ 686
3 Years	rr_ExpenseExampleYear03	944
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	$ 2,012
2012	rr_AnnualReturn2012	17.72%
2013	rr_AnnualReturn2013	36.85%
2014	rr_AnnualReturn2014	11.25%
2015	rr_AnnualReturn2015	(4.90%)
2016	rr_AnnualReturn2016	23.07%
2017	rr_AnnualReturn2017	13.56%
2018	rr_AnnualReturn2018	(8.84%)
2019	rr_AnnualReturn2019	28.58%
2020	rr_AnnualReturn2020	0.93%
2021	rr_AnnualReturn2021	18.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.38%)
1 Year	rr_AverageAnnualReturnYear01	11.98%
5 Years	rr_AverageAnnualReturnYear05	8.51%
10 Years	rr_AverageAnnualReturnYear10	12.21%
Nationwide WCM Focused Small Cap Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.92%
1 Year	rr_ExpenseExampleYear01	$ 295
3 Years	rr_ExpenseExampleYear03	626
5 Years	rr_ExpenseExampleYear05	1,083
10 Years	rr_ExpenseExampleYear10	2,350
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	626
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,350
1 Year	rr_AverageAnnualReturnYear01	16.88%
5 Years	rr_AverageAnnualReturnYear05	8.97%
10 Years	rr_AverageAnnualReturnYear10	12.04%
Nationwide WCM Focused Small Cap Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	279
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	$ 1,109
1 Year	rr_AverageAnnualReturnYear01	19.19%
5 Years	rr_AverageAnnualReturnYear05	10.19%
10 Years	rr_AverageAnnualReturnYear10	13.24%
Nationwide WCM Focused Small Cap Fund | Institutional Service Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	$ 1,215
1 Year	rr_AverageAnnualReturnYear01	19.11%
5 Years	rr_AverageAnnualReturnYear05	10.08%
10 Years	rr_AverageAnnualReturnYear10	13.16%
Nationwide WCM Focused Small Cap Fund | After Taxes on Distributions | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.01%
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	9.86%
Nationwide WCM Focused Small Cap Fund | After Taxes on Distributions and Sales of Shares | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	9.04%
Nationwide WCM Focused Small Cap Fund | Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses, or taxes.)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.27%
5 Years	rr_AverageAnnualReturnYear05	9.07%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Nationwide WCM Focused Small Cap Fund | Russell 2000® Index (The Index does not pay sales charges, fees, expenses or taxes.)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	12.02%
10 Years	rr_AverageAnnualReturnYear10	13.23%

[1]	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.80% until at least February 28, 2023. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.